Provision for Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax asset:
Tax loss carryforwards	$ 87,978
Gross deferred tax asset	87,978
Valuation allowance	(87,978)
Total deferred tax asset
Deferred tax liability:
Intangible asset	(474,912)
Gross deferred tax liability	(474,912)
Deferred tax liability, net	$ (474,912)